Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Total revenues	$ 1,715.7	$ 1,655.0	$ 1,557.6	$ 1,488.4	$ 1,576.1	$ 1,597.1	$ 1,502.1	$ 1,346.8	$ 6,416.7	$ 6,022.1	$ 4,934.3
Cost of product sales	250.5	262.7	228.0	227.8	218.5	254.3	277.0	229.5	969.0	979.3	670.8
Income from continuing operations, net of taxes (in USD)	283.4	477.1	164.1	412.9	1,985.6	515.8	528.3	253.1	1,337.5	3,282.8	1,419.6
(Loss)/gain from discontinued operations, net of taxes (in USD)	(2.8)	(24.3)	(4.5)	(2.5)	186.7	(36.1)	(5.2)	(22.7)	(34.1)	122.7	(754.5)
Net income	$ 280.6	$ 452.8	$ 159.6	$ 410.4	$ 2,172.3	$ 479.7	$ 523.1	$ 230.4	$ 1,303.4	$ 3,405.5	$ 665.1
Earning per ordinary share - basic
Earnings from continuing operations (in USD per share)	$ 479,000	$ 0.807	$ 0.278	$ 0.701	$ 3.383	$ 0.878	$ 0.901	$ 0.433	$ 2.265	$ 5.596	$ 2.572
(Loss)/gain from discontinued operations (in USD per share)	(5,000)	(0.041)	(0.008)	(0.004)	0.318	(0.061)	(0.009)	(0.039)	(0.058)	0.209	(1.367)
Earnings per ordinary share - basic (in USD per share)	474,000	0.766	0.270	0.697	3.701	0.817	0.892	0.394	2.207	5.805	1.205
Earnings per ordinary share - diluted
Earnings from continuing operations (in USD per share)	478,000	0.804	0.277	0.697	3.357	0.870	0.895	0.430	2.255	5.552	2.453
(Loss)/gain from discontinued operations (in USD per share)	(5,000)	(0.041)	(0.008)	(0.004)	0.316	(0.061)	(0.009)	(0.039)	(0.058)	0.208	(1.278)
Earnings per ordinary share - diluted (in USD per share)	$ 473,000	$ 0.763	$ 0.269	$ 0.693	$ 3.673	$ 0.809	$ 0.886	$ 0.391	$ 2.197	$ 5.760	$ 1.175